Voyage Expenses	12 Months Ended
Dec. 31, 2023
Voyage Expenses
Voyage Expenses
11.	Voyage Expenses

Voyage expenses are analyzed as follows:

For the year ended December 31,	2023	2022	2021
Port expenses	30,385,334	17,962,872	13,678,442
Bunkers	76,215,708	55,671,538	31,070,105
Other voyage expenses	2,958,197	451,811	258,215
Total	109,559,239	74,086,221	45,006,762